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                                                                          497(j)


                                 April 29, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   Van Kampen Equity Trust -- Rule 497(j) Filing
               (Filing Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust, on behalf of its series Van Kampen Global Growth Fund, filed via EDGAR on April 15, 2008 an electronically signed copy of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863 or Elisa Mitchell at (630) 684-6724.


                              Very truly yours,

                              /s/ Charles B. Taylor